1933 Act File No.         333-128884
                                            1940 Act File No.         811-21822

                                                   Form N-1A

                                      SECURITIES AND EXCHANGE COMMISSION
                                             Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.

            Post-Effective Amendment No.                                     21

                                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No.                                                    23



                         FEDERATED MANAGED POOL SERIES
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              4000 Ericsson Drive
                           Warrendale, PA 15086-7561
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
              (Registrant's Telephone Number, including Area Code)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

   X      immediately upon filing pursuant to paragraph (b)
          on                          pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1)
          on                          pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2)
          on                          pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED POOL SERIES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day
of February, 2012.
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                         FEDERATED MANAGED POOL SERIES
-------------------------------------------------------------------------------
BY:  /s/ Gail C. Jones

Gail C. Jones, Assistant Secretary
--------------------------------------------------------------------------------
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:
--------------------------------------------------------------------------------


--------------------------------------- --------------------------------- ------------------------------
                      NAME                            TITLE                            DATE
---------------------------------------- --------------------------------- ------------------------------
BY:  /s/ Gail C. Jones                   Attorney In Fact For the Persons  February 16, 2012
                                         Listed Below
Gail C. Jones,
Assistant Secretary
---------------------------------------- --------------------------------- ------------------------------
John F. Donahue*                         Trustee
---------------------------------------- --------------------------------- ------------------------------
J. Christopher Donahue*                  President and Trustee (Principal
                                         Executive Officer)
---------------------------------------- --------------------------------- ------------------------------
Richard A. Novak*                        Treasurer (Principal Financial
                                         Officer)
---------------------------------------- --------------------------------- ------------------------------
Nicholas P. Constantakis*                Trustee
---------------------------------------- --------------------------------- ------------------------------
John F. Cunningham*                      Trustee
---------------------------------------- --------------------------------- ------------------------------
Maureen Lally-Green*                     Trustee
---------------------------------------- --------------------------------- ------------------------------
Peter E. Madden*                         Trustee
---------------------------------------- --------------------------------- ------------------------------
Charles F. Mansfield, Jr.*               Trustee
---------------------------------------- --------------------------------- ------------------------------
Thomas M. O'Neill*                       Trustee
---------------------------------------- --------------------------------- ------------------------------
John S. Walsh*                           Trustee
---------------------------------------- --------------------------------- ------------------------------
*By Power of Attorney
---------------------------------------- --------------------------------- ------------------------------













--------------------------------------------------------------------------------
                Federated International Bond Strategy Portfolio
                  Portfolios of Federated Managed Pool Series
                        Post-Effective Amendment No. 21
--------------------------------------------------------------------------------
This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summary of the above-named Funds filed as part of Post-Effective Amendment No. 21 on
February 16, 2012. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Fund, and should be used in conjunction with the complete prospectus for the Fund.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Exhibit List for Interactive Data File Submissions.

-----------------------------------------------------------------------------

----------------------------- -----------------------------------------------
EX-101.INS                    INSTANCE
----------------------------- -----------------------------------------------
EX-101.SCH                    SCHEMA
----------------------------- -----------------------------------------------
EX-101.CAL                    CALCULATION LINKBASE
----------------------------- -----------------------------------------------
EX-101.DEF                    DEFINITION LINKBASE
----------------------------- -----------------------------------------------
EX-101.LAB                    LABEL LINKBASE
----------------------------- -----------------------------------------------
EX-101.PRE                    PRESENTATION LINKBASE
----------------------------- -----------------------------------------------